Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 1,321,224	$ 1,003,233
Expenses:
Operating	926,171	661,715
General and administrative	90,072	107,689
Restructuring		5,754
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization	304,981	228,075
Depreciation and amortization	377,746	391,659
Impairment of property, plant and equipment	15,313
Gain on re-measurement of property, plant and equipment		(7,605)
Operating loss	(88,078)	(155,979)
Foreign exchange	(2,970)	6,008
Finance charges	137,928	146,360
Loss on redemption and repurchase of unsecured senior notes	9,021	239
Loss before tax	(232,057)	(308,586)
Income taxes:
Current	(1,331)	(31,195)
Deferred	(98,690)	(121,836)
Income tax recovery	(100,021)	(153,031)
Net loss	$ (132,036)	$ (155,555)
Loss per share:
Basic	$ (0.45)	$ (0.53)
Diluted	$ (0.45)	$ (0.53)